Financial instruments - Schedule of carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Trade and other receivables, net	$ 124,854	$ 106,416	[1]	$ 100,045	[1]
Amounts owed by related parties, net	3,908	4,587	[1]	3,257	[1]
Cash and cash equivalents	17,514	43,003	[1]	72,112	[1]	$ 4,229
Other financial assets	2,186	210	[1]	256	[1]
Warrant liabilities	3,039	10,916	[1]	23,112	[1]
Shares held in escrow	28,877	40,064	[1]	101,859	[1]
Hedging derivative financial instruments	1,792	0	[1]	0	[1]
Borrowings	299,503	287,066		253,366
Trade and other payables	93,063	90,560	[1]	$ 87,356	[1]
Level 1
Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Fair value of the exhibited figures	2,600	10,916
Level 3
Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Fair value of the exhibited figures	29,316	40,064
FVTPL
Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Trade and other receivables, net	0	0
Amounts owed by related parties, net	0	0
Cash and cash equivalents	0	0
Other financial assets	0	0
Total financial assets not measured at fair value	0	0
Warrant liabilities	3,039	10,916
Shares held in escrow	28,877	40,064
Hedging derivative financial instruments	0	0
Total financial liabilities measured at fair value	31,916	50,980
Borrowings	0	0
Trade and other payables	0	0
Amounts owed to related parties	0	0
Total financial liabilities not measured at fair value	0	0
FVOCI
Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Trade and other receivables, net	0
Amounts owed by related parties, net	0
Cash and cash equivalents	0
Other financial assets	0
Total financial assets not measured at fair value	0
Warrant liabilities	0
Shares held in escrow	0
Hedging derivative financial instruments	1,792
Total financial liabilities measured at fair value	1,792
Borrowings
Trade and other payables
Amounts owed to related parties
Total financial liabilities not measured at fair value	0
Amortized cost
Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Trade and other receivables, net	124,854	106,416
Amounts owed by related parties, net	3,908	4,587
Cash and cash equivalents	17,514	43,003
Other financial assets	8,496	210
Total financial assets not measured at fair value	154,772	154,216
Warrant liabilities	0	0
Shares held in escrow	0	0
Hedging derivative financial instruments	0	0
Total financial liabilities measured at fair value	0	0
Borrowings	299,503	287,066
Trade and other payables	93,063	90,560
Amounts owed to related parties	21,233	19,286
Total financial liabilities not measured at fair value	$ 413,799	$ 396,912

[1]	Refer to Note 4. Independent Investigation and Restatement